Interest Rate Benchmark Reform - Schedule of Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Derivative financial instruments	£ 2,314	£ 1,720
Other financial assets at fair value through profit or loss	561	676
Financial assets at amortised cost	156	506
Total assets	290,833	293,676
Liabilities
Derivative financial instruments	839	1,019
Other financial liabilities at fair value through profit or loss	827	803
Total liabilities	274,884	277,298
GBP LIBOR
Assets
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss		8
Financial assets at amortised cost	85	1,373
Total assets	85	1,381
Liabilities
Derivative financial instruments	130	338
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	0	34
Total liabilities	130	372
Off-balance sheet commitments given	8	338
USD LIBOR
Assets
Derivative financial instruments	1,650	1,648
Other financial assets at fair value through profit or loss		0
Financial assets at amortised cost	204	81
Total assets	1,854	1,729
Liabilities
Derivative financial instruments	1,830	1,975
Other financial liabilities at fair value through profit or loss	3	5
Financial liabilities at amortised cost	2,469	2,401
Total liabilities	4,302	4,381
Off-balance sheet commitments given	79	59
Other
Assets
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss		0
Financial assets at amortised cost	0	1
Total assets	0	1
Liabilities
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	0	0
Total liabilities	0	0
Off-balance sheet commitments given	0	0
Total
Assets
Derivative financial instruments	1,650	1,648
Other financial assets at fair value through profit or loss		8
Financial assets at amortised cost	289	1,455
Total assets	1,939	3,111
Liabilities
Derivative financial instruments	1,960	2,313
Other financial liabilities at fair value through profit or loss	3	5
Financial liabilities at amortised cost	2,469	2,435
Total liabilities	4,432	4,753
Off-balance sheet commitments given	£ 87	£ 397